Changes In Carrying Amount Of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Indefinite-lived Intangible Assets by Major Class [Line Items]
Goodwill, Beginning Balance	$ 10,119	63,686	63,691
Goodwill acquired	392,265	2,468,874	0
Impairment losses	(17,956)	(113,011)	0
Foreign currency translation adjustment	(1)	(7)	(5)
Goodwill, Ending Balance	$ 384,427	2,419,542	63,686